Long-Term Debt	12 Months Ended
Dec. 31, 2019
Disclosure Of Long Term Debt [Abstract]
Long-Term Debt
LONG-TERM DEBT

The following is a summary of long-term debt outstanding at December 31, 2019, and 2018 (all capitalized terms used in the tables below relating to such long-term debt are defined below in this note):

In thousands of U.S. Dollars (except as noted)	Contractual interest rate	December 31, 2019 Principal outstanding balance in currency of borrowing	December 31, 2019 Carrying amount in USD	December 31, 2018 Principal outstanding balance in currency of borrowing	December 31, 2018 Carrying amount in USD
USD First Lien Term Loan	5.60%	3,071,375	3,014,409	3,557,125	3,479,823
EUR First Lien Term Loan	3.75%	850,000	934,733	850,000	951,980
Senior Notes	7.00%	1,000,000	982,033	1,000,000	980,008
Loan payable to non-controlling interests	0.00%	—	—	49,936	35,147
Total long-term debt			4,931,175		5,446,958
Current portion			35,750		35,750
Non-current portion			4,895,425		5,411,208

During the year ended December 31, 2019, the Corporation incurred the following interest on its then-outstanding long-term debt excluding its previous loan payable to the holders of the non-controlling interest in BetEasy, which is non-interest bearing:

In thousands of U.S. Dollars	Effective interest rate *	Interest **	Interest Accretion	Total Interest
USD First Lien Term Loan	6.63%	142,509	20,336	162,845
EUR First Lien Term Loan	4.26%	36,196	2,898	39,094
Senior Notes	7.48%	70,000	2,025	72,025
Total		248,705	25,259	273,964

During the year ended December 31, 2018, the Corporation incurred the following interest on its then-outstanding long-term debt:

In thousands of U.S. Dollars	Effective interest rate *	Interest	Interest Accretion	Total Interest
USD First Lien Term Loan	6.54%	75,988	7,799	83,787
EUR First Lien Term Loan	4.26%	17,792	1,365	19,157
Senior Notes	7.47%	33,250	1,000	34,250
Previous USD first lien term loan ***	6.07%	42,885	112,135	155,020
Previous EUR first lien term loan ***	3.87%	9,693	41,502	51,195
USD second lien term loan ***	13.78%	2,216	4,643	6,859
Total		181,824	168,444	350,268
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* The effective interest rate calculation excludes the impact of the debt extinguishments in respect of the amendment and extension and subsequent repayment of the previous first lien term loans as well as the impact of the Swap Agreements (as defined below).
** In addition to the amount included above, the Corporation incurred $4.9 million (2018 - $4.0 million) of interest expense relating to commitment, participation, and fronting fees associated with its Revolving Facility.
*** Interest accretion for the year ended December 31, 2018 includes a loss on debt extinguishment of $147.0 million included within Net financing charges in respect of the amendment and extension and subsequent repayment of the Corporation’s previous first lien term loans.

The Corporation’s change in its long-term debt balance from December 31, 2018 to December 31, 2019 was as follows:

In thousands of U.S. Dollars	Opening balance	New debt	Principal payments	Interest Accretion *	Translation	Closing balance
USD First Lien Term Loan	3,479,823	—	(485,750)	20,336	—	3,014,409
EUR First Lien Term Loan	951,980	—	—	2,898	(20,145)	934,733
Senior Notes	980,008	—	—	2,025	—	982,033
Loan payable to the holders of non-controlling interests	35,147	4,894	(38,941)	—	(1,100)	—
Total	5,446,958	4,894	(524,691)	25,259	(21,245)	4,931,175
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* Interest accretion represents interest expense calculated at the effective interest rate less interest expense calculated at the contractual interest rate and is recorded in net financing charges in the consolidated statements of earnings (loss).

As at December 31, 2019, the contractual principal repayments of the Corporation’s outstanding long-term debt over the next five years amount to the following:

In thousands of U.S. Dollars	<1 Year	1-2 Years	2-3 Years	3-4 Years	4-5 Years	>5 Years
USD First Lien Term Loan	35,750	35,750	35,750	35,750	35,750	2,892,625
EUR First Lien Term Loan	—	—	—	—	—	953,187
Senior Notes	—	—	—	—	—	1,000,000
Total	35,750	35,750	35,750	35,750	35,750	4,845,812

(a)	Revolving Facility, First Lien Term Loans and Senior Notes

As previously disclosed, on July 10, 2018, the Corporation completed the SBG Acquisition. To finance the cash portion of the purchase price, repay the Corporation’s previous first lien term loans and repay SBG’s existing long-term debt, which was assumed by the Corporation as part of the acquisition, the Corporation used existing cash resources and raised $4.567 billion in First Lien Term Loans, $1.00 billion in Senior Notes (each as defined below) and $621.8 million of net proceeds (before expenses), excluding the overallotment, from the issuance of additional Common Shares as a result of the Equity Offering (as defined below). The Corporation also obtained a new Revolving Facility (as defined below) of $700.0 million, of which it had drawn $100 million as of completion of the acquisition (collectively with the foregoing, the “SBG Financing”). The debt portion of the SBG Financing is described below. For further details on the Equity Offering portion of the SBG Financing, see note 24.

Revolving Facility

On July 10, 2018, as part of the SBG Financing, the Corporation replaced its previous revolving facility with a new first lien revolving facility of $700 million (the “Revolving Facility”). Maturing on July 10, 2023, the Revolving Facility includes a margin of 3.25% for borrowings, which is subject to leverage-based step-downs. The commitment fee on the Revolving Facility varies from 0.250% to 0.375% based on first lien leverage. Borrowings under the Revolving Facility are subject to the satisfaction of customary conditions, including the absence of a default and compliance with certain representations and warranties. The Revolving Facility requires, subject to a testing threshold, that the Corporation comply on a quarterly basis with a maximum net first lien senior secured leverage ratio of 6.75 to 1.00.

The Revolving Facility can be used for working capital needs and for general corporate purposes. As at December 31, 2019 and December 31, 2018 there were no amounts outstanding under the Revolving Facility. The Corporation had $74.0 million of letters of credit issued but undrawn as of December 31, 2019 (2018 – $74.2 million). Availability under the Revolving Facility as of December 31, 2019 was $626.0 million (2018 – $625.8 million).

First Lien Term Loans

On July 10, 2018, as part of the SBG Financing, the Corporation repaid its previous first lien term loans and issued new First Lien Term Loans of $3.575 billion priced at LIBOR plus 3.50% (the “USD First Lien Term Loan”) and new EUR first lien term loans of €850 million priced at EURIBOR plus 3.75% (the “EUR First Lien Term Loan” and, together with the USD First Lien Term Loan, the “First Lien Term Loans”), each with a maturity date of July 10, 2025 and a LIBOR and EURIBOR floor, as applicable, of 0%. Starting on the last day of the first fiscal quarter ending after July 10, 2018, the USD First Lien Term Loan requires scheduled quarterly principal payments in amounts equal to 0.25% of the initial aggregate principal amount of the USD First Lien Term Loan, with the balance due at maturity. There is no amortization on the EUR First Lien Term Loan and the principal is due at maturity. During the year ended December 31, 2019, the Corporation made voluntary prepayments totaling $450.0 million on its USD First Lien Term Loan, including accrued and unpaid interest, using proceeds from the issuance of Common Shares to FOX and available cash on hand. Subsequent to December 31, 2019, the Corporation prepaid a further $100.0 million, including accrued and unpaid interest. See note 32.

The Corporation, its lenders, Deutsche Bank AG New York Branch, as administrative agent, and certain other parties also entered into a new credit agreement (the “Credit Agreement”) for the First Lien Term Loans and the Revolving Facility to, among other things, reflect the foregoing transactions and add certain operational and financial flexibility, particularly as it relates to the Corporation on a combined basis following the SBG Acquisition.

The Credit Agreement limits Stars Group Holdings B.V. and its subsidiaries’ ability to, among other things, (i) incur additional debt, (ii) grant additional liens on their assets and equity, (iii) distribute equity interests and/or distribute any assets to third parties, (iv) make certain loans or investments (including acquisitions), (v) consolidate, merge, sell or otherwise dispose of all or substantially all assets, (vi) pay dividends on or make distributions in respect of capital stock or make restricted payments, (vii) enter into certain transactions with affiliates, (viii) change lines of business, and (ix) modify the terms of certain debt or organizational documents, in each case subject to certain exceptions. The Credit Agreement also provides for customary mandatory prepayments, including a customary excess cash flow sweep if certain conditions are met.

Senior Notes

Also in connection with the SBG Financing, two of the Corporation’s subsidiaries, Stars Group Holdings B.V. and Stars Group (US) Co-Borrower, LLC (the “Issuers”), issued 7.00% Senior Notes due 2026 (the “Senior Notes”) on July 10, 2018 at par in an aggregate principal amount of $1.00 billion. The Senior Notes mature on July 15, 2026. Interest on the Senior Notes is payable semi-annually on January 15 and July 15 of each year, commencing on January 15, 2019. The Senior Notes are guaranteed by each of the Issuers’ restricted subsidiaries that guarantee the Revolving Facility. The Senior Notes are the Issuers’ senior unsecured obligations and rank equally in right of payment with all of the Issuers’ existing and future senior unsecured indebtedness. The Senior Notes include the following features which were collectively identified as the Embedded Derivative (as defined below) that required bifurcation from the carrying value of the Senior Notes.

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Upon certain events constituting a change of control under the indenture governing the Senior Notes (the “Indenture”), the holders of the Senior Notes have the right to require Stars Group Holdings B.V. to offer to repurchase the Senior Notes at a purchase price equal to 101% of their principal amount, plus accrued and unpaid interest, to (but not including) the date of purchase (the “Change of Control Put”).

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Prior to July 15, 2021, the Issuers may redeem up to 40% of the original aggregate principal of the Senior Notes with proceeds from an equity offering at a redemption price of 107%, plus accrued and unpaid interest, if any, to (but not including) the applicable redemption date (the “Equity Clawback”).

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Prior to July 15, 2021, the Issuers may redeem some or all of the Senior Notes at a redemption price equal to 100% of the principal amount of the Senior Notes, plus accrued and unpaid interest, if any, to (but not including) the applicable redemption date, plus an applicable ‘‘make-whole’’ premium. On or after July 15, 2021, the Issuers may redeem some or all of the Senior Notes at declining redemption prices as set forth in the Indenture (collectively, the “Redemption Option” and together with the Change of Control Put and the Equity Clawback, the “Embedded Derivative”).

The fair value of the Embedded Derivative as at December 31, 2019 and 2018 was $109.9 million and $11.6 million, respectively. See notes 19 and 26.

The Senior Notes include, among other terms and conditions, limitations on the Issuers’ ability to create, incur or allow certain liens; create, assume, incur or guarantee additional indebtedness of certain of the Issuers’ subsidiaries; and consolidate or merge with, or convey, transfer or lease all or substantially all of the Issuers’ and their subsidiaries’ assets, to another person.

(b)	Loan payable to the holders of non-controlling interests

In connection with the acquisition of a 62% equity interest in BetEasy, the Corporation acquired financial liabilities of $59.2 million, which included a loan of $15.5 million (AUD$19.7 million) from the holders of non-controlling interests of BetEasy. During the year ended December 31, 2018 a subsidiary of the Corporation repaid $6.2 million (AUD$8.2 million) of such loan and entered into an agreement with such holders of non-controlling interests to forgive and discharge $8.6 million (AUD$11.5 million) of the outstanding loan balance.

As previously reported, on March 6, 2018, a subsidiary of the Corporation entered into agreement with the holders of the non-controlling interest in BetEasy to increase its equity interest from 62% to 80% and for BetEasy to acquire the former William Hill Australia business. According to the agreement, the non-controlling interest of BetEasy made a loan of $35.1 million (AUD$47.4 million) and equity contribution of $12.1 million (AUD$15.8 million). During the years ended December 31, 2018 and 2019, the non-controlling interest provided an additional shareholder loans of $1.8 million (AUD$2.5 million) and $4.9 million (AUD$7.0 million), respectively. On December 5, 2019, the Corporation repaid the outstanding balance of $38.9 million (AUD$56.9 million) using available cash on hand.

(c)	Previous first lien term loans, USD second lien term loan and previous revolving facility

On April 6, 2018, the Corporation successfully increased, repriced and extended its previous first lien term loans and previous revolving facility and repaid its USD second lien term loan. The transaction was recorded as an extinguishment for accounting purposes. No termination costs were incurred. Subsequently, in connection with the SBG Acquisition and SBG Financing, on July 10, 2018, the Corporation repaid its previous first lien term loans, repaid the existing long-term indebtedness of SBG, entered into the new Credit Agreement with respect to the First Lien Term Loans and Revolving Facility, and issued the Senior Notes. The transaction was recorded as an extinguishment for accounting purposes. No termination costs were incurred upon repayment.